FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 07, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in the Trust Account		$ 345,000,000
Liabilities:
Warrant Liability	$ 25,104,000	43,147,500	$ 43,147,500
U.S. Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in the Trust Account	345,009,910	345,000,000
Public Warrants
Liabilities:
Warrant Liability		28,462,500
Private Placement Warrants
Liabilities:
Warrant Liability		14,685,000
Level 1 | U.S. Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in the Trust Account	345,009,910	345,000,000
Level 1 | Public Warrants
Liabilities:
Warrant Liability	16,560,000
Level 2 | Private Placement Warrants
Liabilities:
Warrant Liability	$ 8,544,000
Level 3 | Public Warrants
Liabilities:
Warrant Liability		28,462,500
Level 3 | Private Placement Warrants
Liabilities:
Warrant Liability		$ 14,685,000